Common Stock - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended		9 Months Ended		12 Months Ended
	Jul. 14, 2025	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024	Dec. 31, 2023	Jan. 14, 2025
Class of Stock [Line Items]
Common shares, shares authorized (in shares)		600,000,000		600,000,000		136,562,809	175,095,000
Common stock, shares issued (in shares)		106,754,588		106,754,588		48,376,052	17,454,353
Common stock, shares outstanding (in shares)		106,754,588		106,754,588		48,376,052	17,454,353	98,818,874
Aggregate purchase price		$ 2,238		$ 2,538
Price of common stock						$ 0.88	$ 0.25
Consideration paid		$ 0	$ 77	12,043	$ 163	$ 217	$ 105
Consideration paid in cash				$ 200
B. Riley | Committed Equity Facility
Class of Stock [Line Items]
Aggregate number of shares issued				8,410,321
B. Riley | Registration Rights Agreement | Committed Equity Facility
Class of Stock [Line Items]
Aggregate purchase price	$ 50,000
Percentage of common stock shares issued	19.99%
Price of common stock		$ 3.45		$ 3.45
Common stock permit subsequent resale		20,326,158		20,326,158
Percentage of common stock to sell without prior stockholder approval		4.99%		4.99%
Consideration paid				$ 400
Consideration paid in cash				$ 200
Underwriting discount percentage		0.50%		0.50%
Fair value of issued shares		$ 200		$ 200
Consideration paid in shares				83,353
Number of shares sold				5,673,734
Net proceed from sale of shares				$ 20,000
Unused capacity under committed equity facility		$ 30,000		$ 30,000
Additional shares expect to sell		8,409,939		8,409,939
Remaining registered shares available for purchase		14,652,582		14,652,582
Commission expense		$ 600	$ 0	$ 600	$ 0
B. Riley | Registration Rights Agreement | Purchase
Class of Stock [Line Items]
Price of common stock	$ 0.97
VWAP as commission	0.03
Minimum | B. Riley | Registration Rights Agreement | Committed Equity Facility
Class of Stock [Line Items]
Price of common stock	$ 1
Unused capacity under committed equity facility		$ 3.14		$ 3.14
Maximum | B. Riley | Registration Rights Agreement | Committed Equity Facility
Class of Stock [Line Items]
Aggregate purchase price	$ 50,000			$ 50,000
Aggregate number of shares issued	20,326,316
Unused capacity under committed equity facility		$ 4.07		$ 4.07
Maximum | B. Riley | Registration Rights Agreement | Purchase
Class of Stock [Line Items]
Aggregate number of shares issued	1,000,000
Percentage of common stock shares issued	25.00%